                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six-month period ended February 28, 2005

Total Return for the Six Months Ended February 28, 2005

Class A	Class B	Class C	Class D	Morgan Stanley Capital International (MSCI) EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
19.22%	18.81%	18.83%	19.39%	21.18%	20.47%

Performance data quoted represent past performance, which is no guarantee of future results. Current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com, or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.
The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

International equity markets performed generally strongly for the six months ended February 28, 2005. Currency valuations and the weakness of the U.S. dollar were a major factor in the MSCI EAFE Index's return for the period, as the Index returned significantly less in local currency terms. Continental European markets outperformed the U.K. for the period, due primarily to the strength of the Euro. The recovery in the Japanese equity market seen earlier in 2004 faltered during the six months under review as concerns over the impact of high oil prices on the domestic economy weighed heavily on the market. The commodity-based markets of New Zealand and Australia outperformed other regions for the six months.

While all sectors in the MSCI EAFE Index were positive for the period, some sectors outperformed others. Basic materials and energy stocks were the strongest-performing for the period, boosted by the rising price of oil and the strong contract price increases for iron ore and coking coal that were struck with Japanese steel producers. The financial and industrial sectors also saw strong performance for the period, while telecommunications, consumer staples and consumer discretionary modestly underperformed the broader market. Technology and health care stocks were the major laggards for the period.

Performance Analysis

Morgan Stanley International Value Equity Fund underperformed the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index for the six months ended February 28, 2005, assuming no deduction of sales charges. Over the period relative performance was hurt in part by stock selection in the utilities sector, as the Fund was overweight in Japanese utilities relative to the MSCI EAFE Index. The performance of these holdings lagged as investors largely preferred European utilities during the six months. An underweighted position in financials relative to the MSCI EAFE Index was also negative for the Fund.

The sector performed strongly during the period as investors remained unworried by the Federal Open Market Committee's moves to raise the federal funds target rate, and the 10-year Treasury yield remained close to historical lows. Performance was further hurt by stock selection in consumer staples as the Fund's consumer staples holdings came under pressure due to profit taking in early 2005 after a strong fourth quarter in the previous year. On a country basis, an underweighted exposure to the strongly performing Australian currency and local market relative to the MSCI EAFE Index also hurt the Fund's performance.

Other positions were more beneficial for the Fund and contributed to its positive performance for the period. Stock selection in the telecommunications sector benefited performance during a period of renewed investor interest in telecommunications as many companies announced increased dividend payouts. Stock selection in the materials sector was positive, as the Fund was helped by holdings in a number of companies that made gains due to the strong global steel demand and China's demand for raw materials, and stock selection in the technology sector also benefited performance. The Fund was further helped by stock selection in the U.K., where a number of tobacco and energy stocks performed well, and in Italy, where telecommunications companies made positive contributions.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. A company will be considered located outside of the United States if it (a) is not organized under the laws of the United States, (b) does not have securities which are principally traded on a U.S. stock exchange, (c) does not derive at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the United States, or (d) does not maintain at least 50 percent of its assets in the United States.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders,

TOP 10 HOLDINGS
France Telecom S.A.	3.9%
Nestle S.A.	3.6
Unilever NV	3.2
BP PLC	2.7
Imperial Tobacco Group PLC	2.4
Fuji Photo Film Co., Ltd	2.2
Total S.A.	2.2
Vodafone Group PLC	2.1
Telefonica S.A.	2.1
Allied Domecq PLC	2.1

TOP FIVE COUNTRIES
United Kingdom	29.2%
Japan	18.8
Switzerland	10.0
France	8.3
Netherlands	8.1

Data as of February 28, 2005. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 28, 2005

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	15.57%	[3]	14.67%	[3]	14.67%	[3]	15.84%	[3]
	9.50	[4]	9.67	[4]	13.67	[4]	—
Since Inception	9.97	[3]	9.13	[3]	9.13	[3]	10.23	[3]
	8.44	[4]	8.72	[4]	9.13	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds Classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 – 02/28/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	09/01/04	02/28/05	09/01/04 – 02/28/05
Class A
Actual (19.22% return)	$1,000.00	$1,192.20	$7.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.05
Class B
Actual (18.81% return)	$1,000.00	$1,188.10	$11.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.08	$10.79
Class C
Actual (18.83% return)	$1,000.00	$1,188.30	$11.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.08	$10.79
Class D
Actual (19.39% return)	$1,000.00	$1,193.90	$6.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.04	$5.81

*	Expenses are equal to the Fund's annualized expense ratio of 1.41%, 2.16%, 2.16% and 1.16% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.7%)
	Australia (a) (1.0%)
	Major Telecommunications
1,947,709	Telstra Corp., Ltd.	$8,128,812
	Austria (a) (1.3%)
	Major Telecommunications
560,898	Telekom Austria AG	11,143,962
	Belgium (a) (0.7%)
	Financial Conglomerates
204,701	Fortis	5,752,214
	Canada (0.8%)
	Major Banks
108,669	Royal Bank of Canada	6,364,056
	Finland (a) (0.5%)
	Telecommunication Equipment
236,898	Nokia Oyj	3,823,645
	France (a) (8.3%)
	Integrated Oil
77,857	Total S.A.	18,505,771
	Major Banks
75,230	BNP Paribas S.A.	5,451,222
53,810	Societe Generale	5,671,563
		11,122,785
	Major Telecommunications
1,080,187	France Telecom S.A.*	32,591,382
	Pharmaceuticals: Major
101,777	Sanofi-Aventis	8,135,297
	Total France	70,355,235
	Germany (a) (5.3%)
	Chemicals: Major Diversified
141,229	Bayer AG	4,932,666
	Chemicals: Specialty
74,767	Linde AG	5,138,161
	Industrial Conglomerates
125,508	Siemens AG (Registered Shares)	9,833,338
	Major Telecommunications
606,755	Deutsche Telekom AG (Registered Shares)*	$12,695,705
	Motor Vehicles
147,165	Bayerische Motoren Werke (BMW) AG	6,290,806
	Multi-Line Insurance
46,399	Muenchener Rueckver AG (Registered Shares)	5,720,039
	Total Germany	44,610,715
	Italy (a) (4.1%)
	Integrated Oil
352,717	ENI SpA	9,210,648
	Major Banks
1,419,295	UniCredito Italiano SpA	8,274,636
	Major Telecommunications
5,469,190	Telecom Italia SpA - RNC	17,240,876
	Total Italy	34,726,160
	Japan (a) (18.8%)
	Advertising/Marketing Services
60,700	Asatsu – DK Inc.	1,824,617
	Commercial Printing/Forms
1,019,000	Dai Nippon Printing Co., Ltd.	17,123,920
	Electric Utilities
614,700	Kansai Electric Power Co., Inc. (The)	12,261,559
	Electronic Equipment/Instruments
270,900	Canon, Inc.	14,332,250
117,300	Kyocera Corp.	8,744,088
762,000	NEC Corp.	4,960,078
		28,036,416
	Electronics/Appliances
495,300	Fuji Photo Film Co., Ltd.	18,744,672
	Food Retail
113,100	Lawson, Inc.	4,309,133

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Gas Distributors
1,461,000	Osaka Gas Co., Ltd.	$4,402,650
2,130,000	Tokyo Gas Co., Ltd.	8,571,044
		12,973,694
	Household/Personal Care
519,000	Kao Corp.	12,321,921
	Investment Banks/Brokers
108,000	Daiwa Securities Group Inc.	738,063
	Major Telecommunications
832	Nippon Telegraph & Telephone Corp.	3,603,589
	Movies/Entertainment
97,100	Oriental Land Co. Ltd.	6,357,407
	Pharmaceuticals: Other
197,800	Yamanouchi Pharmaceutical Co., Ltd.	7,031,356
	Property – Casualty Insurers
289	Millea Holdings, Inc.	4,228,039
504,000	Mitsui Sumitomo Insurance Co., Ltd.	4,483,992
		8,712,031
	Railroads
120	Central Japan Railway Co.	1,033,574
	Real Estate Development
535,000	Mitsubishi Estate Co., Ltd.	6,520,385
	Semiconductors
60,400	Rohm Co., Ltd.	6,071,774
	Tobacco
220	Japan Tobacco, Inc.	2,390,105
	Wireless Telecommunications
4,954	NTT DoCoMo, Inc.	8,405,289
	Total Japan	158,459,505
	Netherlands (a) (8.1%)
	Financial Conglomerates
317,826	ING Groep NV (Share Certificates)	9,750,649
	Food: Major Diversified
402,753	Unilever NV (Share Certificates)	$26,769,182
	Food: Specialty/Candy
83,915	CSM NV	2,652,187
	Industrial Specialties
146,154	Akzo Nobel NV	6,586,465
	Integrated Oil
203,665	Royal Dutch Petroleum Co.	12,810,139
	Major Banks
220,974	ABN AMRO Holding NV	6,085,912
	Major Telecommunications
370,228	Koninklijke (Royal) KPN NV	3,578,114
	Total Netherlands	68,232,648
	New Zealand (a) (0.8%)
	Major Telecommunications
1,491,269	Telecom Corporation of New Zealand Ltd.	6,934,347
	South Korea (a) (1.6%)
	Semiconductors
51,492	Samsung Electronics Co., Ltd. (GDR) – 144A**	13,317,170
	Spain (a) (2.1%)
	Major Telecommunications
979,907	Telefonica S.A.	17,984,762
	Sweden (a) (1.5%)
	Metal Fabrications
116,311	SKF AB (B Shares)	5,761,990
	Regional Banks
693,154	Nordea Bank AB	7,279,001
	Total Sweden	13,040,991
	Switzerland (a) (10.0%)
	Construction Materials
185,806	Holcim Ltd. (Registered Shares)	12,321,039
	Financial Conglomerates
187,987	UBS AG (Registered Shares)	16,316,466

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified
110,916	Nestle S.A. (Registered Shares)	$30,770,866
	Major Banks
96,985	Credit Suisse Group*	4,220,172
	Pharmaceuticals: Major
327,455	Novartis AG (Registered Shares)	16,416,484
42,136	Roche Holding AG	4,436,624
		20,853,108
	Total Switzerland	84,481,651
	Taiwan (0.6%)
	Major Telecommunications
244,295	Chunghwa Telecom Co., Ltd. (ADR)	5,325,631
	United Kingdom (a) (29.2%)
	Aerospace & Defense
1,199,348	Rolls-Royce Group PLC*	5,991,374
	Beverages: Alcoholic
1,732,069	Allied Domecq PLC	17,290,091
	Broadcasting
1,738,190	ITV PLC	3,866,291
	Catalog/Specialty Distribution
329,158	GUS PLC	5,958,782
	Chemicals: Specialty
612,662	BOC Group PLC	11,666,620
	Electric Utilities
1,307,331	National Grid Transco PLC	12,721,826
	Food: Specialty/Candy
1,096,006	Cadbury Schweppes PLC	10,752,568
	Household/Personal Care
339,882	Reckitt Benckiser PLC	10,694,322
	Integrated Oil
2,110,873	BP PLC	22,829,034
	Life/Health Insurance
448,814	Prudential PLC	4,088,011
	Major Banks
1,429,195	Barclays PLC	$15,492,924
245,007	Royal Bank of Scotland Group PLC	8,392,791
		23,885,715
	Other Metals/Minerals
840,125	BHP Billiton PLC	12,519,354
	Other Transportation
267,310	BAA PLC	3,123,355
	Personnel Services
3,078,018	Hays PLC	7,931,488
	Pharmaceuticals: Major
677,365	GlaxoSmithKline PLC	16,242,790
	Publishing: Books/Magazines
1,606,439	Reed Elsevier PLC	16,357,839
	Pulp & Paper
549,280	Bunzl PLC	5,262,294
	Tobacco
699,600	British American Tobacco PLC	12,848,666
750,005	Imperial Tobacco Group PLC	19,989,864
		32,838,530
	Wholesale Distributors
189,130	Wolseley PLC	4,039,879
	Wireless Telecommunications
6,893,189	Vodafone Group PLC	18,077,566
	Total United Kingdom	246,137,729
	Total Common Stocks (Cost $637,916,742)	798,819,233
	Preferred Stock (1.1%)
	Germany (a)
	Motor Vehicles
13,375	Porsche AG (Cost $7,669,750)	9,651,271

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (1.1%) Repurchase Agreement
$9,469	Joint repurchase agreement account 2.63% due 03/01/05 (dated 02/28/05; proceeds $9,469,692) (b) (Cost $9,469,000)	$9,469,000

Total Investments (Cost $655,055,492) (c) (d)	96.9%	817,939,504
Other Assets in Excess of Liabilities	3.1	25,716,481
Net Assets	100.0%	$843,655,985

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Securities with a total market value of $796,780,817 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $38,449,092 in connection with open forward foreign currency contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $164,446,712 and the aggregate gross unrealized depreciation is $1,562,700, resulting in net unrealized appreciation of $162,884,012.

Forward Foreign Currency Contracts Open at February 28, 2005:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION/ (DEPRECIATION)
CHF	961,234	EUR	623,247	03/01/05	$(2,561)
EUR	557,766	JPY	77,306,365	03/01/05	1,202
	$369,832	EUR	280,899	03/01/05	1,910
	$344,933	EUR	260,307	03/02/05	(443)
CHF	779,299	EUR	506,302	03/02/05	(729)
GBP	8,300,000	EUR	11,853,892	04/25/05	(199,784)
GBP	12,500,000	JPY	2,368,011,250	04/25/05	(1,206,281)
Net unrealized depreciation					$(1,406,686)

Currency Abbreviations:

GBP	British Pound.

EUR	Euro.

JPY	Japanese Yen.

CHF	Swiss Franc.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments February 28, 2005 (unaudited)

INDUSTRY	VALUE		PERCENT OF NET ASSETS
Major Telecommunications	$119,227,180		14.1%
Integrated Oil	63,355,592		7.5
Major Banks	59,953,276		7.1
Food: Major Diversified	57,540,048		6.8
Pharmaceuticals: Major	45,231,195		5.4
Tobacco	35,228,635		4.2
Financial Conglomerates	31,819,329		3.8
Electronic Equipment/Instruments	28,036,416		3.3
Wireless Telecommunications	26,482,855		3.1
Electric Utilities	24,983,385		3.0
Household/Personal Care	23,016,243		2.7
Semiconductors	19,388,944		2.3
Electronics/Appliances	18,744,672		2.2
Beverages: Alcoholic	17,290,091		2.0
Commercial Printing/Forms	17,123,920		2.0
Chemicals: Specialty	16,804,781		2.0
Publishing: Books/Magazines	16,357,839		1.9
Motor Vehicles	15,942,077		1.9
Food: Specialty/Candy	13,404,755		1.6
Gas Distributors	12,973,694		1.5
Other Metals/Minerals	12,519,354		1.5
Construction Materials	12,321,039		1.5
Industrial Conglomerates	9,833,338		1.2
Repurchase Agreement	9,469,000		1.1
Property – Casualty Insurers	8,712,031		1.0
Personnel Services	7,931,488		0.9
Regional Banks	7,279,001		0.9
Pharmaceuticals: Other	7,031,356		0.8
Industrial Specialties	6,586,465		0.8
Real Estate Development	6,520,385		0.8
Movies/Entertainment	6,357,407		0.7
Aerospace & Defense	5,991,374		0.7
Catalog/Specialty Distribution	5,958,782		0.7
Metal Fabrications	5,761,990		0.7
Multi-Line Insurance	5,720,039		0.7
Pulp & Paper	$5,262,294		0.6%
Chemicals: Major Diversified	4,932,666		0.6
Food Retail	4,309,133		0.5
Life/Health Insurance	4,088,011		0.5
Wholesale Distributors	4,039,879		0.5
Broadcasting	3,866,291		0.5
Telecommunication Equipment	3,823,645		0.5
Other Transportation	3,123,355		0.4
Advertising/Marketing Services	1,824,617		0.2
Railroads	1,033,574		0.1
Investment Banks/Brokers	738,063		0.1
	$817,939,504	*	96.9%

*	Does not include outstanding forward foreign currency contracts with net unrealized depreciation of $1,406,686.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $655,055,492)	$817,939,504
Cash (including foreign currency of $21,447,698 value, with a cost of $21,340,067 )	21,448,190
Receivable for:
Shares of beneficial interest sold	4,104,330
Investments sold	2,272,239
Dividends	1,306,762
Foreign withholding taxes reclaimed	240,385
Prepaid expenses and other assets	111,366
Total Assets	847,422,776
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	1,406,686
Payable for:
Investments purchased	739,349
Shares of beneficial interest redeemed	659,011
Investment advisory fee	501,621
Distribution fee	271,575
Administration fee	50,162
Accrued expenses and other payables	138,387
Total Liabilities	3,766,791
Net Assets	$843,655,985
Composition of Net Assets:
Paid-in-capital	$670,746,443
Net unrealized appreciation	161,623,851
Accumulated net investment loss	(1,122,670)
Accumulated undistributed net realized gain	12,408,361
Net Assets	$843,655,985
Class A Shares:
Net Assets	$37,894,503
Shares Outstanding (unlimited authorized, $.01 par value)	2,903,098
Net Asset Value Per Share	$13.05
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.77
Class B Shares:
Net Assets	$286,308,954
Shares Outstanding (unlimited authorized, $.01 par value)	22,136,947
Net Asset Value Per Share	$12.93
Class C Shares:
Net Assets	$70,446,561
Shares Outstanding (unlimited authorized, $.01 par value)	5,465,164
Net Asset Value Per Share	$12.89
Class D Shares:
Net Assets	$449,005,967
Shares Outstanding (unlimited authorized, $.01 par value)	34,334,472
Net Asset Value Per Share	$13.08

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $611,386 foreign withholding tax)	$5,213,521
Interest	168,291
Total Income	5,381,812
Expenses
Investment advisory fee	3,133,978
Distribution fee (Class A shares)	39,606
Distribution fee (Class B shares)	1,222,547
Distribution fee (Class C shares)	298,859
Transfer agent fees and expenses	554,925
Administration fee	203,741
Custodian fees	150,151
Registration fees	58,653
Shareholder reports and notices	51,346
Professional fees	32,493
Trustees' fees and expenses	4,199
Other	28,281
Total Expenses	5,778,779
Net Investment Loss	(396,967)
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	22,233,211
Foreign exchange transactions	2,035,358
Net Realized Gain	24,268,569
Net Change in Unrealized Appreciation/Depreciation on:
Investments	105,503,543
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(1,786,228)
Net Appreciation	103,717,315
Net Gain	127,985,884
Net Increase	$127,588,917

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005	FOR THE YEAR ENDED AUGUST 31, 2004
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(396,967)	$4,210,247
Net realized gain	24,268,569	50,602,386
Net change in unrealized appreciation	103,717,315	34,984,706
Net Increase	127,588,917	89,797,339
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(255,126)	(192,836)
Class B shares	(882,629)	(813,512)
Class C shares	(245,494)	(216,411)
Class D shares	(3,520,299)	(4,302,257)
Net realized gain
Class A shares	(2,060,286)	—
Class B shares	(15,865,806)	—
Class C shares	(3,896,769)	—
Class D shares	(25,152,182)	—
Total Dividends and Distributions	(51,878,591)	(5,525,016)
Net increase from transactions in shares of beneficial interest	140,320,073	131,013,783
Net Increase	216,030,399	215,286,106
Net Assets:
Beginning of period	627,625,586	412,339,480
End of Period (Including an accumulated net investment loss of $1,122,670 and undistributed investment income of $4,177,845, respectively)	$843,655,985	$627,625,586

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2005 (unaudited) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2005 (unaudited) continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration and Sub-Advisory Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisor, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Adviser, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $1,253,591 for the six months ended February 28, 2005.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2005 (unaudited) continued

Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,037,458 at February 28, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $172,093 and $6,304, respectively and received $197,696 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2005 aggregated $207,808,666, and $130,006,892, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisor and Distributor, is the Fund's transfer agent.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2005 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 2005, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At February 28, 2005, investments in securities of issuers in the United Kingdom were 29.2% of the Fund's net assets. These investments, as well as other non-U.S. securities, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

6.   Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005		FOR THE YEAR ENDED AUGUST 31, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,050,237	$13,237,611	1,530,883	$17,592,382
Reinvestment of dividends and distributions	164,528	2,079,635	14,970	168,114
Redeemed	(505,138)	(6,403,688)	(1,375,642)	(14,573,285)
Net increase – Class A	709,627	8,913,558	170,211	3,187,211
CLASS B SHARES
Sold	4,648,271	58,174,122	6,570,253	75,026,278
Reinvestment of dividends and distributions	1,195,206	14,987,886	64,267	719,145
Redeemed	(1,815,437)	(22,670,188)	(3,504,940)	(39,958,938)
Net increase – Class B	4,028,040	50,491,820	3,129,580	35,786,485
CLASS C SHARES
Sold	1,171,873	14,532,974	1,886,915	21,540,876
Reinvestment of dividends and distributions	308,961	3,862,017	17,791	198,545
Redeemed	(326,552)	(4,066,907)	(540,320)	(6,150,943)
Net increase – Class C	1,154,282	14,328,084	1,364,386	15,588,478
CLASS D SHARES
Sold	6,591,546	83,075,243	12,378,522	141,573,102
Reinvestment of dividends and distributions	1,911,430	24,198,694	316,234	3,551,312
Redeemed	(3,236,690)	(40,687,326)	(5,901,568)	(68,672,805)
Net increase – Class D	5,266,286	66,586,611	6,793,188	76,451,609
Net increase in Fund	11,158,235	$140,320,073	11,457,365	$131,013,783

†	The Fund will suspend offering its shares to new investors when the Fund's assets reach $1 billion. Following the general suspension of the offering of the Fund's shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2005 (unaudited) continued

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005		FOR THE YEAR ENDED AUGUST 31,			FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
			2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.73		$9.80	$9.21	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.00		0.12	0.09	0.03	0.03
Net realized and unrealized gain (loss)	2.22		1.95	0.57	(0.33)	(0.43)
Total income (loss) from investment operations	2.22		2.07	0.66	(0.30)	(0.40)
Less dividends and distributions from:
Net investment income.	(0.10)		(0.14)	(0.07)	(0.09)	—
Net realized gain	(0.80)		—	—	—	—
Total dividends and distributions	(0.90)		(0.14)	(0.07)	(0.09)	—
Net asset value, end of period	$13.05		$11.73	$9.80	$9.21	$9.60
Total Return†	19.22	% (1)	21.22%	7.12%	(3.03)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.41	% (2)	1.52%	1.59%	1.70%	1.88	%(2)
Net investment income	0.07	% (2)	0.94%	1.02%	0.47%	0.87	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$37,895		$25,728	$19,827	$9,297	$9,013
Portfolio turnover rate	18	% (1)	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005		FOR THE YEAR ENDED AUGUST 31,			FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
			2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.62		$9.71	$9.14	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.04)		0.02	0.01	(0.03)	0.00
Net realized and unrealized gain (loss)	2.19		1.94	0.57	(0.33)	(0.43)
Total income (loss) from investment operations	2.15		1.96	0.58	(0.36)	(0.43)
Less dividends and distributions from:
Net investment income.	(0.04)		(0.05)	(0.01)	(0.07)	—
Net realized gain	(0.80)		—	—	—	—
Total dividends and distributions	(0.84)		(0.05)	(0.01)	(0.07)	—
Net asset value, end of period	$12.93		$11.62	$9.71	$9.14	$9.57
Total Return†	18.81	%(1)	20.22%	6.32%	(3.74)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.16	%(2)	2.28%	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	(0.68)	% (2)	0.18%	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$286,309		$210,485	$145,382	$143,200	$114,541
Portfolio turnover rate	18	%(1)	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005		FOR THE YEAR ENDED AUGUST 31,			FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
			2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.59		$9.69	$9.13	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.04)		0.02	0.02	(0.03)	0.00
Net realized and unrealized gain (loss)	2.19		1.95	0.56	(0.34)	(0.43)
Total income (loss) from investment operations	2.15		1.97	0.58	(0.37)	(0.43)
Less dividends and distributions from:
Net investment income	(0.05)		(0.07)	(0.02)	(0.07)	—
Net realized gain	(0.80)		—	—	—	—
Total dividends and distributions	(0.85)		(0.07)	(0.02)	(0.07)	—
Net asset value, end of period	$12.89		$11.59	$9.69	$9.13	$9.57
Total Return†	18.83	%(1)	20.31%	6.24%	(3.73)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.16	%(2)	2.28%	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	(0.68)	% (2)	0.18%	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$70,447		$49,971	$28,556	$23,946	$15,558
Portfolio turnover rate	18	%(1)	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005		FOR THE YEAR ENDED AUGUST 31,			FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
			2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.75		$9.81	$9.23	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.02		0.14	0.12	0.10	0.04
Net realized and unrealized gain (loss)	2.22		1.97	0.55	(0.37)	(0.44)
Total income (loss) from investment operations	2.24		2.11	0.67	(0.27)	(0.40)
Less dividends and distributions from:
Net investment income	(0.11)		(0.17)	(0.09)	(0.10)	—
Net realized gain	(0.80)		—	—	—	—
Total dividends and distributions	(0.91)		(0.17)	(0.09)	(0.10)	—
Net asset value, end of period	$13.08		$11.75	$9.81	$9.23	$9.60
Total Return†	19.39	% (1)	21.59%	7.39%	(2.82)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.16	% (2)	1.28%	1.36%	1.45%	1.63	%(2)
Net investment income	0.32	% (2)	1.18%	1.25%	0.72%	1.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$449,006		$341,442	$218,574	$75,903	$12,128
Portfolio turnover rate	18	% (1)	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

39906RPT-RA05-00297P-Y02/05	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Semiannual Report February 28, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 19, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 19, 2005
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 28, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 19, 2005                                 /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 28, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 19, 2005                                 /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       9